LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
1 1 .	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2023	2022
Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $5,746 and $9,552, respectively)	$994,254	$990,448
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $2,141 and $2,981, respectively)	497,859	497,019
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $3,358 and $4,178, respectively)	596,642	595,822
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $1,634 and $1,845, respectively)	1,148,366	1,148,155
2020 5.750% Senior Notes, due 2028 (net of unamortized deferred financing costs and original issue premiums of $2,317 and $2,743, respectively)	847,683	847,257
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $1,320 and $2,692, respectively)	395,680	497,308
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $2,970 and $3,598, respectively)	497,030	496,402
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $3,626 and $4,228, respectively)	1,096,374	1,095,772
2022 7.000% Studio City Secured Notes, due 2027 (net of unamortized deferred financing costs of $4,039 and $5,134, respectively)	345,961	344,866
Credit Facilities
2015 Credit Facilities	128	128
2020 Credit Facilities (1)	1,052,515	1,899,203
2016 Studio City Credit Facilities (2)	128	128

	7,472,620	8,412,508
Current portion of long-term debt	—	(322,500)

Long-term debt, net	$7,472,620	$8,090,008

(1)
As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $15,905 and $26,885 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet
s
, respectively.

(2)
As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $278 and $333 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

(a) Senior Notes
2017 4.875% Senior Notes
On June 6, 2017, Melco Resorts Finance Limited (“Melco Resorts Finance”), a subsidiary of Melco, issued $650,000 in aggregate principal amount of 4.875% senior notes due June 6, 2025 at an issue price of 100%

of the principal amount (the “First 2017 4.875% Senior Notes”); and on July 3, 2017, Melco Resorts Finance further issued $
350,000
in aggregate principal amount of 4.875% senior notes due
June 6, 2025
at

an issue price of
100.75
% of the principal amount (the “Second 2017 4.875% Senior Notes” and together with the First 2017
4.875
% Senior Notes,
collectively referred to as the “2017 4.875% Senior Notes”). The interest on the 2017 4.875% Senior Notes is accrued at a rate of 4.875% per annum, payable semi-annually in arrears on June 6 and December 6 of each year. The 2017 4.875% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the First 2017 4.875% Senior Notes were used to partly fund the redemption of the previous senior notes of Melco Resorts Finance and the net proceeds from the offering of the Second 2017 4.875% Senior Notes were used to fully repay the 2015 Revolving Credit Facility (as defined below).
On
or after June 6, 2020, Melco Resorts Finance has the option to redeem all or a portion of the 2017 4.875% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance has the option to redeem in whole, but not in part the 2017 4.875% Senior Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2017 4.875% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2017 4.875% Senior Notes at a fixed redemption price.
The indenture governing the 2017 4.875% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2017 4.875% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.250% Senior Notes
On April 26, 2019, Melco Resorts Finance issued $500,000 in aggregate principal amount of 5.250% senior notes due April 26, 2026 at an issue price of 100% of the principal amount (the “2019 5.250%
Senior Notes”). The interest on the 2019 5.250% Senior Notes is accrued at a rate of 5.250% per annum, payable semi-annually in arrears on April 26 and October 26 of each year. The 2019 5.250% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2019 5.250% Senior Notes were used to partially repay the 2015 Revolving Credit Facility.
On
or after April 26, 2022, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.250% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture
,

M
elco
Resorts Finance has the option to redeem in whole, but not in part the 2019 5.250% Senior Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.250% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019

5.250
%
Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.250% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.250% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.625% Senior Notes
On July 17, 2019, Melco Resorts Finance issued $600,000 in aggregate principal amount of 5.625% senior notes due July 17, 2027 at an issue price of 100% of the principal amount (the “2019 5.625% Senior Notes”). The interest on the 2019 5.625% Senior Notes is accrued at a rate of 5.625% per annum, payable semi-annually in arrears on January 17 and July 17 of each year. The 2019 5.625% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2019 5.625% Senior Notes were used to partially repay the 2015 Revolving Credit Facility.
On
or after July 17, 2022, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.625% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance has the option to redeem in whole, but not in part the 2019 5.625% Senior Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.625% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.625% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.625% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.625% Senior Notes also contains conditions and events of default customary for such financings.
2019 5.375% Senior Notes
On December 4, 2019, Melco Resorts Finance issued $900,000 in aggregate principal amount of 5.375% senior notes due December 4, 2029 at an issue price of 100% of the principal amount (the “First 2019 5.375% Senior Notes”); and on January 21, 2021, Melco Resorts Finance further issued $250,000 in aggregate principal amount of 5.375% senior notes due December 4, 2029 at an issue price of 103.25% of the principal amount (the “Additional 2019 5.375% Senior Notes” and together with the First 2019 5.375% Senior Notes, the “2019 5.375% Senior Notes”). The Additional 2019 5.375% Senior Notes are consolidated and form a single series with the First 2019 5.375% Senior Notes. The interest on the 2019 5.375% Senior Notes is accrued at a rate of 5.375% per annum, payable semi-annually in arrears on June 4 and December 4 of each year. The 2019 5.375% Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the First 2019 5.375% Senior Notes were used to repay the outstanding borrowing of the 2015 Revolving Credit Facility in full and to partially prepay the 2015
Term Loan Facility (as defined below). The net proceeds from the offering of the Additional 2019 5.375% Senior Notes were used to fully repay the 2020 Credit Facilities (as defined below) in January 2021.
Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.375% Senior Notes at any time prior to December 4, 2024 at a “make-whole” redemption price. On or after December 4, 2024, Melco Resorts Finance has the option to redeem all or a portion of the 2019 5.375% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2019 5.375% Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to December 4, 2024. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2019 5.375% Senior Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2019 5.375% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2019 5.375% Senior Notes at a fixed redemption price.
The indenture governing the 2019 5.375% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2019 5.375% Senior Notes also contains conditions and events of default customary for such financings.

2020 5.750% Senior Notes
On July 21, 2020, Melco Resorts Finance issued $500,000 in aggregate principal amount of 5.750% senior notes due July 21, 2028 at an issue price of 100% of the principal amount (the “First 2020 5.750% Senior Notes”); and on August 11, 2020, Melco Resorts Finance further issued $350,000 in aggregate principal amount of 5.750% senior notes due July 21, 2028 at an issue price of 101% of the principal amount (the “Second 2020 5.750% Senior Notes” and together with the First 2020 5.750% Senior Notes, the “2020 5.750% Senior Notes”). The Second 2020 5.750% Senior Notes are consolidated and form a single series with the First 2020 5.750% Senior Notes. The interest on the 2020 5.750% Senior Notes is accrued at a rate of 5.750% per annum, payable semi-annually in arrears on January 21 and July 21 of each year and commenced on January 21, 2021. The 2020 5.750% Senior Notes are general obligations of Melco Resorts
Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and are effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and to the indebtedness of Melco Resorts Finance’s subsidiaries. The net proceeds from the offering of the 2020 5.750% Senior Notes were partially used to repay the 2020 Credit Facilities and with the remaining amount used for general corporate purposes.
On
or after July 21, 2023, Melco Resorts Finance has the option to redeem all or a portion of the 2020 5.750% Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance has the option to redeem in whole, but not in part the 2020 5.750% Senior Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2020 5.750% Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2020 5.750% Senior Notes at a fixed redemption price.
The indenture governing the 2020 5.750% Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2020 5.750% Senior Notes also contains conditions and events of default customary for such financings.
2020 Studio City Notes
On July 15, 2020, Studio City Finance Limited (“Studio City Finance”), a subsidiary of Melco, issued $500,000 in aggregate principal amount of 6.000% senior notes due July 15, 2025 at an issue price of 100% of the principal amount (the “2020 6.000% SC Notes”) and $500,000 in aggregate principal amount of 6.500% senior notes due January 15, 2028 at an issue price of 100% of the principal amount (the “2020
6.500% SC Notes” and together with 2020 6.000% SC Notes, the “2020 Studio City Notes”). The interest on the 2020 6.000% SC Notes and 2020 6.500% SC Notes is accrued at a rate of 6.000% and 6.500% per annum, respectively, payable semi-annually in arrears on January 15 and July 15 of each year and commenced on January 15, 2021. The 2020 Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2020 Studio City Notes were partially used to redeem in full the previous senior secured notes of Studio City Company Limited (“Studio City Company”), a subsidiary of Melco and with the remaining amount used for the capital expenditures of the remaining development project at Studio City.
All
of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities as defined below) (the “2020 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2020 Studio City Notes on a senior basis (the “2020 Studio City Notes Guarantees”). The 2020 Studio City Notes Guarantees are general obligations of the 2020 Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2020 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2020 Studio City Notes Guarantors. The 2020 Studio City Notes Guarantees are effectively subordinated to the 2020 Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
On or after July 15, 2022, Studio City Finance has the option to redeem all or a portion of the 2020 6.000% SC Notes at any time at fixed redemption prices that decline ratably over time. On or after July 15, 2023, Studio City Finance has the option to redeem all or a portion of the 2020 6.500% SC Notes at any time at fixed redemption prices that decline ratably over time.
In addition
, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, Studio City Finance has the option to redeem in whole, but not in part the 2020 Studio City Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, each holder of the 2020 Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2020 Studio City Notes at a fixed redemption price.

On November 9, 2023, Studio City Finance initiated a cash tender offer (the “Tender Offer”) which expired on December 8, 2023, subject to the terms and conditions, to purchase for up to an aggregate principal amount of $
75,000
of the 2020 6.000% SC
Notes. On November 24, 2023, Studio City Finance amended and increased the aggregate principal amount of the Tender Offer of the 2020 6.000% SC Notes from $75,000 to $100,000 (the maximum tender amount), with all other terms and conditions of the Tender Offer remained unchanged as a result of an aggregate principal amount of

$
317,461
of the 2020 6.000%
SC Notes was tendered on the early tender date on November 22, 2023. Studio City Finance accepted for purchase an aggregate principal amount of

$
100,000

of the 2020 6.000% SC Notes that were validly tendered (and not validly withdrawn) pursuant to the Tender Offer, as amended, and settled the purchase on November 28, 2023. In connection with such purchase, the Company recorded a gain on extinguishment of debt of
$
1,495
during the year ended December 31, 2023. As of December 31, 2023, the outstanding principal amount of the 2020 6.000% SC Notes was
$
397,000
.
The indenture governing the 2020 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2020 Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2020 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2023, the net assets of Studio City Finance and its restricted subsidiaries of approximately $740,000 were restricted from being distributed under the terms of the 2020 Studio City Notes.
2021 5.000% Studio City Notes
On January 14, 2021, Studio City Finance issued $750,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 100% of the principal amount (the “First 2021 5.000% Studio City Notes”); and on May 20, 2021, Studio City Finance further issued $350,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 101.50% of the principal amount (the “Additional 2021 5.000% Studio City Notes” and together with the First 2021 5.000% Studio City Notes, the “2021 5.000% Studio City Notes”). The Additional 2021 5.000% Studio City Notes are consolidated and form a single series with the First 2021 5.000% Studio City Notes. The interest on the 2021 5.000% Studio City Notes is accrued at a rate of 5.000% per annum, payable semi-annually in arrears on January 15 and July 15 of each year and commenced on July 15, 2021. The 2021 5.000% Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2021 5.000% Studio City Notes were partially used to fund the conditional tender offer and the remaining outstanding balance with accrued interest of previous senior notes of Studio City Finance in February 2021; and with the remaining balance to partially fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2021 5.000% Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2021 5.000% Studio City Notes on a senior basis (the “2021 5.000% Studio City Notes Guarantees”). The 2021 5.000% Studio City Notes Guarantees are general obligations of the 2021 5.000% Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2021 5.000% Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2021 5.000% Studio City Notes Guarantors. The 2021 5.000% Studio City Notes Guarantees are effectively subordinated to the 2021 5.000% Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to January 15, 2024, Studio City Finance had the options i) to redeem all or a portion of the 2021 5.000% Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2021 5.000% Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2021 5.000% Studio City Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the

2021 5.000% Studio City Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, each holder of the 2021 5.000% Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2021 5.000% Studio City Notes at a fixed redemption price.
The indenture governing the 2021 5.000% Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2021 5.000% Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2021 5.000% Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2023, the net assets of Studio City Finance and its restricted subsidiaries of approximately $740,000 were restricted from being distributed under the terms of the 2021 5.000% Studio City Notes.
2022 7.000% Studio City Secured Notes
On February 16, 2022, Studio City Company issued $350,000 in aggregate principal amount of 7.000% senior secured notes due February 15, 2027 at an issue price of 100% of the principal amount (the “2022 7.000% Studio City Secured Notes”). The interest on the 2022 7.000% Studio City Secured Notes is accrued at a rate of 7.000% per annum, payable semi-annually in arrears on February 15 and August 15 of each year and commenced on August 15, 2022. The 2022 7.000% Studio City Secured Notes are senior secured obligations of Studio City Company, rank equally in right of payment to all existing and future senior indebtedness of Studio City Company (although any liabilities in respect of obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2022 7.000% Studio City Secured Notes will have priority over the 2022 7.000% Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Company and effectively subordinated to Studio City Company’s existing and future secured indebtedness that is secured by assets that do not secure the 2022 7.000% Studio City Secured Notes, to the extent of the assets securing such indebtedness. The net proceeds from the offering of the 2022 7.000% Studio City Secured Notes were
used to fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.
Studio City Investments Limited (“Studio City Investments”), a subsidiary of Melco, all of its existing subsidiaries (other than Studio City Company) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2022 7.000% Studio City Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2022 7.000% Studio City Secured Notes on a senior basis (the “2022 7.000% Studio City Secured Notes

Guarantees”). The 2022 7.000% Studio City Secured Notes Guarantees are senior obligations of the 2022 7.000% Studio City Secured Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2022 7.000% Studio City Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2022 7.000% Studio City Secured Notes Guarantors. The 2022 7.000% Studio City Secured Notes Guarantees are pari passu to the 2022 7.000% Studio City Secured Notes Guarantors’ obligations under the 2016 Studio City Credit Facilities, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2022 7.000% Studio City Secured Notes and the 2022 7.000% Studio City Secured Notes Guarantees, to the extent of the value of the assets.
The 2022 7.000% Studio City Secured Notes are secured, on an equal basis with the 2016 Studio City Credit Facilities, by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by the common collateral securing the 2022 7.000% Studio City Secured Notes will have priority over the 2022 7.000% Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral); in addition, in line with the 2016 Studio City Credit Facilities, the 2022 7.000% Studio City Secured Notes are also secured by certain specified bank accounts.
At any time prior to February 15, 2024, Studio City Company had the options i) to redeem all or a portion of the 2022 7.000% Studio City Secured Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2022 7.000% Studio City Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Company has the option to redeem all or a portion of the
2022 7.000% Studio City Secured Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2022 7.000% Studio City Secured Notes, Studio City Company also has the option to redeem in whole, but not in part the 2022 7.000% Studio City Secured Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2022 7.000% Studio City Secured Notes, each holder of the 2022 7.000% Studio City Secured Notes will have the right to require Studio City Company to repurchase all or any part of such holder’s 2022 7.000% Studio City Secured Notes at a fixed redemption price.
The indenture governing the 2022 7.000% Studio City Secured Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The indenture governing the 2022 7.000% Studio City Secured Notes also contains conditions and events of default customary for such financings.

There are provisions under the indenture governing the 2022 7.000% Studio City Secured Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Company, Studio City Investments and their respective restricted subsidiaries to companies or persons who are not Studio City Company, Studio City Investments and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2023, the net assets of Studio City Investments and its restricted subsidiaries of approximately $675,000 were restricted from being distributed under the terms of the 2022 7.000% Studio City Secured Notes.
(b) Credit Facilities
2015 Credit Facilities
Post-cancellation of certain commitments of the term loan facility and the multicurrency revolving credit facility under prior senior secured credit facilities of Melco Resorts Macau (the “Borrower”) (the “2015 Credit Facilities”) on May 7, 2020, the available commitments under the term loan facility (the “2015 Term Loan Facility”) and the multicurrency revolving credit facility (the “2015 Revolving Credit Facility”) are HK$1,000 (equivalent to $128) each, collateralized by a bank deposit of HK$2,130 (equivalent to $273).
Compliance with certain provisions of the 2015 Credit Facilities were waived pursuant to a waiver letter from Bank of China Limited, Macau Branch (in its capacity as the sole lender under the 2015 Credit Facilities) (“BOC Macau”) to the Borrower dated April 29, 2020 (the “Waiver Letter”), as subsequently extended pursuant to extension request letters dated April 6, 2022 and December 14, 2022. Pursuant to the terms of the Waiver Letter, BOC Macau agreed, among other things, to relax the Borrower’s obligations under the 2015 Credit Facilities by way of a waiver of (i) the maturity date of the 2015 Credit Facilities; (ii) the repayment term of the 2015 Term Loan Facility; (iii) interest rate of the borrowings; (iv) the requirement to comply with substantially all information undertakings, financial covenants, general undertakings and mandatory prepayment provisions; (v) the requirement to make substantially all of the representations; and (vi) certain current and/or future defaults and events of default that may arise under the terms of the 2015 Credit Facilities, subject to certain conditions and terms.
Pursuant to the terms of the Waiver Letter, the maturity date of the 2015 Credit Facilities was first extended to June 24, 2022. Subsequent to that, the maturity date of the 2015 Credit Facilities, and the continuing applicability of the various waivers provided under the Waiver Letter, were further extended to a later date (the “Extended Termination Date”), being (i) December 31, 2022 pursuant to an extension request letter dated April 6, 2022; and (ii)
 June 24, 2024 pursuant to a further extension request letter dated December 14, 2022. The 2015 Term Loan Facility was originally repayable in quarterly instalments according to an amortization schedule. Pursuant to the terms of the Waiver Letter (as amended and extended), the 2015 Term Loan Facility is repayable in full on the Extended Termination Date (as amended and extended). Each loan made under the 2015 Revolving Credit Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent.
Borrowings under the 2015 Credit Facilities bore interest at the Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin ranging from 1.25% to 2.50% per annum as adjusted in accordance with the leverage ratio in respect of the 2015 Borrowing Group (as described below). The Borrower was permitted to select an interest period for borrowings under the 2015 Credit Facilities ranging from one to six months or any other agreed period. Pursuant to the Waiver Letter, borrowings under the 2015 Credit Facilities bear interest at HIBOR plus a margin of 1% per annum.
As of December 31, 2023, the outstanding principal amount of the 2015 Term Loan Facility and the 2015 Revolving Credit Facility was HK$1,000 (equivalent to $128) and nil, respectively, and the available unused borrowing capacity under 2015 Revolving Credit Facility was HK$1,000 (equivalent to $128
)

and the outstanding principal amount was included in the non-current portion of long-term debt as of December 31, 2023 in accordance with applicable accounting standards because management has intent and believes the Borrower has ability to refinance this short-term obligation on a long-term basis.
The indebtedness under the 2015 Credit Facilities is guaranteed by the borrowing group which includes the Borrower and certain of its subsidiaries as defined under the 2015 Credit Facilities (the “2015 Borrowing Group”). Security for the 2015 Credit Facilities includes: a first-priority interest in substantially all assets of the 2015 Borrowing Group, the issued share capital and equity interests and certain buildings, fixtures and equipment of the 2015 Borrowing Group and certain other excluded assets and customary security.

With effect from May 7, 2020, the provisions that limited certain payments of dividends and other distributions by the 2015 Borrowing Group to companies or persons who were not members of the 2015 Borrowing Group were waived pursuant to the terms of the Waiver Letter.
Under the 2015 Credit Facilities, in the event of a change of control, the Borrower may be required, at the election of any lender under the 2015 Credit Facilities, to repay such lender in full. In addition, termination or rescission of Melco Resorts Macau’s concession contract or land concessions would constitute an event of default. As with substantially all of the undertakings and covenants under the 2015 Credit Facilities, however, these provisions are subject to a continuing waiver under the terms of the Waiver Letter.
The Borrower is obligated to pay a commitment fee on the undrawn amount of the 2015 Revolving Credit Facility and recognized loan commitment fees of $1, $1 and $1 during the years ended December 31, 2023, 2022 and 2021, respectively.
2020 Credit Facilities
On April 29, 2020, MCO Nominee One Limited (“MCO Nominee One”), a subsidiary of Melco, entered into a senior credit facilities agreement with a syndicate of banks (the “2020 Credit Facilities”) for a HK$14,850,000 (equivalent to $1,915,947) revolving credit facility with a term of five years. The maturity date of the 2020 Credit Facilities is April 29, 2025. Each loan made under the 2020 Credit Facilities is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. MCO Nominee One is also subject to mandatory prepayment requirements in respect of various amounts as specified in the 2020 Credit Facilities. In the event of a change of control or if Melco Resorts Macau’s concession contract or land concessions are terminated or otherwise expire on its terms, MCO Nominee One may be required, at the election of any lender under the 2020 Credit Facilities, to repay such lender in full.

The indebtedness under the 2020 Credit Facilities is guaranteed by Melco Resorts Macau and MCO Investments Limited (“MCO Investments”), a subsidiary of Melco. The 2020 Credit Facilities are unsecured.
The 2020 Credit Facilities contain certain covenants customary for such financings including, but not limited to, limitations on, except as permitted (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) the disposal of certain key assets; and (iv) carrying on businesses which are not the permitted business activities of MCO Investments and its subsidiaries. The 2020 Credit Facilities also contain conditions and events of default customary for such financings and the financial covenants including a leverage ratio, total leverage ratio and interest cover ratio.
On June 29, 2023, certain provisions of the 2020 Credit Facilities were amended and restated (the “2023 Amendment and Restatement”) such that borrowings under the 2020 Credit Facilities denominated in US$ should bear interest at the term Secured Overnight Financing Rate plus an applicable credit adjustment spread ranging from 0.06% to 0.20% per annum and a margin ranging from 1.00% to 2.00%
per annum as adjusted in accordance with the leverage ratio in respect of MCO Nominee One and certain of its specified subsidiaries. The amendment became effective on June 29, 2023 (the “Effective Date”). Prior to the Effective Date of the 2023 Amendment and Restatement, borrowings under the 2020 Credit Facilities denominated in US$ bore interest at the London Interbank Offered Rate plus a margin ranging from 1.00% to 2.00% per annum as adjusted in accordance with the leverage ratio in respect of MCO Nominee One and certain of its specified subsidiaries. Borrowings under the 2020 Credit Facilities denominated in HK$ bear interest at HIBOR plus a margin ranging from 1.00% to 2.00% per annum as adjusted in accordance with the leverage ratio in respect of MCO Nominee One and certain of its specified subsidiaries. MCO Nominee One may select an interest period for borrowings under the 2020 Credit Facilities ranging from one to six months or any other agreed period.

MCO Nominee One is obligated to pay a commitment fee on the undrawn amount of the 2020 Credit Facilities and recognized loan commitment fees of $
3,954
, $
5,978
and $
10,613
during the years ended December 31, 2023, 2022 and 2021, respectively.
On November 26, 2020, MCO Nominee One received confirmation that the majority of lenders of the 2020 Credit Facilities consented and agreed to waive certain financial condition covenants contained in the facility agreement under the 2020 Credit Facilities, in each case in respect of the relevant periods ended on the following applicable test dates: (a) December 31, 2020; (b) March 31, 2021; (c) June 30, 2021; (d) September 30, 2021; and (e) December 31, 2021. Such consent became effective on December 2, 2020.
On November 5, 2021, MCO Nominee One received confirmation that the majority of lenders of the 2020 Credit Facilities consented and agreed to waive certain financial condition covenants contained in the facility agreement under the 2020 Credit Facilities, in each case in respect of the relevant periods ended on the following applicable test dates: (a) March 31, 2022; (b) June 30, 2022; (c) September 30, 2022; and (d) December 31, 2022. Such consent became effective on November 9, 2021.
On August 16, 2022, MCO Nominee One received confirmation that the majority of lenders of the 2020 Credit Facilities consented and agreed to a waiver extension of certain financial condition covenants contained in the facility agreement under the 2020 Credit Facilities. The existing waiver remains valid in respect of the relevant periods ended on the December 31, 2022 test date, and the waiver extension granted extends the waiver for the relevant periods ended or ending on the following applicable test dates: (a) March 31, 2023; (b) June 30, 2023; (c) September 30, 2023; (d) December 31, 2023; and (e) March 31, 2024. Such consent became effective on August 17, 2022.

As of December 31, 2023, the outstanding principal amount of the 2020 Credit Facilities was HK$8,222,000 (equivalent to $1,052,515), and the available unused borrowing capacity under the 2020 Credit Facilities was HK$6,628,000 (equivalent to $848,464).
2016 Studio City Credit Facilities
On November 30, 2016, Studio City Company (the “Studio City Borrower”) amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from HK$10,855,880 (equivalent to $1,395,357) to a HK$234,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). As of December 31, 2023, the outstanding principal amount of the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility were HK$1,000 (equivalent to $128) and nil, respectively, and the available unused borrowing capacity under the 2016 SC Revolving Credit Facility was HK$
233,000
(equivalent to $
29,827
).
On March 15, 2021, Studio City Company amended the terms of the 2016 Studio City Credit Facilities, including the extension of the maturity date for the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility from November 30, 2021 to January 15, 2028 (the “Extended Maturity Date”). The 2016 SC Term Loan Facility shall be repaid at the Extended Maturity Date with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s Extended Maturity Date. Changes have also been made to the covenants in order to align them with those of certain other financings at Studio City Finance, including amending the threshold sizes and measurement dates of the covenants.
The 2016 SC Term Loan Facility is collateralized by cash of HK$1,012 (equivalent to $130). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016 Studio City Credit Facilities are required to be repaid in full. In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).
The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants aligned with those of certain other financings at Studio City Finance. Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured by substantially all of the material assets of Studio City Investments and its subsidiaries.
The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contain conditions and events of default customary for such financings.
In addition, modification, expiry, or termination of the gaming concession of Melco Resorts Macau in circumstances that have a material adverse effect on the 2016 Studio City Borrowing Group (as a whole) will allow lenders to elect for the mandatory prepayment of all outstanding loan amounts.
There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2023, the net assets of Studio City Investments and its restricted subsidiaries of approximately $675,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.
Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees of $417, $417 and $419 during the years ended December 31, 2023, 2022 and 2021, respectively.
Philippine Credit Facility
On October 14, 2015, Melco Resorts and Entertainment (Philippines) Corporation (“MRP”), a subsidiary of Melco, entered into an on-demand,
unsecured credit facility agreement of Philippine Pesos (“PHP”) 2,350,000 (equivalent to $49,824), as amended from time to time (the “Philippine Credit Facility”) with a lender to finance advances to Melco Resorts Leisure (PHP) Corporation (“Melco Resorts Leisure”), a subsidiary of Melco. The available drawdown currencies under the Philippine Credit Facility are PHP and US$. As of December 31, 2023,
the Philippine Credit Facility availability period, as amended from time to time, is up to January 31, 2024 and was further extended to April 30, 2023, in January 2024, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is 360 days from the date of drawdown, and (ii) the date which is 360 days after the end of the availability period.
The individual drawdowns under the Philippine Credit Facility are subject to certain conditions precedent, including issuance of a promissory note in favor of the lender evidencing such drawdown. As of December 31, 2023, borrowings under the Philippine Credit Facility bear interest, as amended from time to time, at the higher of: (i) the PHP BVAL Reference Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, and (ii) Philippines Term Deposit Facility Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, such rate to be set one business day prior to the relevant interest period.
 The Philippine Credit Facility includes a tax
gross-up
provision requiring MRP to pay without any deduction or withholding for or on account of tax.
As of December 31, 2023, the Philippine Credit Facility had not yet been drawn and the available unused borrowing capacity under the Philippine Credit Facility was PHP2,350,000 (equivalent to $42,291).
(c) Borrowing Rates and Scheduled Maturities of Long-term Debt
During the years ended December 31, 2023, 2022 and 2021, the Company’s average borrowing rates were approximately 5.72%, 5.32% and 5.43% per annum, respectively.
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2023 are as follows:

Year ending December 31,
2024	$128
2025	2,449,515
2026	500,000
2027	950,000
2028	1,350,128
Over 2028	2,250,000

$7,499,771